LEASES LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense were as follows:

Year ended
(dollars in thousands)	December 31, 2019
Operating lease cost	$7,324
Short-term lease cost	55
Variable lease cost	2,553
Total operating lease cost	$9,932

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2019 are as follows:

(dollars in thousands)	Operating leases
2020	$7,200
2021	7,166
2022	6,640
2023	6,711
2024	6,457
Thereafter	50,504
Total lease payments	84,678
Less imputed interest	20,401
Total	$64,277

Schedule of supplemental balance sheet information related to leases. [Table Text Block]	The lease term and discount rate at December 31, 2019 were as follows:

Operating leases
Weighted-average remaining lease term	15.6 years
Weighted-average discount rate	3.43%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at December 31, 2019 related to leases was as follows:

Year ended
(dollars in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$7,335
ROU assets obtained in exchange for lease obligations
Operating leases	64,902